Lord Abbett Global Allocation Fund
Lord Abbett Global Allocation Fund

LORD ABBETT GLOBAL FUND, INC.

Lord Abbett Global Allocation Fund

Supplement dated October 30, 2013 to the

Statutory Prospectus and Statement of Additional Information dated May 1, 2013

1.	Effective October 30, 2013, each of Lord Abbett High Yield Municipal Bond Fund (“High Yield Municipal Bond Fund”) and Lord Abbett National Tax Free Fund (“National Tax Free Fund”), each a series of Lord Abbett Municipal Income Fund, Inc., is added as an underlying fund in which Lord Abbett Global Allocation Fund (the “Fund”) may invest.

a) The following is a concise description of the investment objectives and practices of each of High Yield Municipal Bond Fund and National Tax Free Fund. More information about each of these funds is available in its prospectus.

High Yield Municipal Bond Fund

Seeks a high level of income exempt from federal income tax by investing in lower-rated municipal bonds.

National Tax Free Fund

Seeks the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk by investing in investment grade municipal bonds with select exposure to lower-rated municipal bonds.

b) For the Fund only, the following risk factors are added to the sections titled “Principal Risks” in the Statutory Prospectus.

•	Municipal Bond Risk – Municipal bonds are subject to the same risks affecting fixed income securities in general. In addition, the price of municipal bonds may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer. The market for municipal bonds and high yield bonds, in particular, generally is less liquid than other securities markets, which may make it more difficult for an underlying fund to sell its bonds.

•	Inverse Floaters Risk – The Fund, through the underlying funds, may invest in inverse floaters. An inverse floater is a type of municipal bond derivative instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security, normally the floating rate note. The value and income of an inverse floater generally is more volatile than the value and income of a fixed rate municipal bond. The value and income of an inverse floater generally fall when interest rates rise. Inverse floaters tend to underperform the market for fixed rate municipal bonds in a rising long-term interest rate environment, but may outperform that market when long-term interest rates decline. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile.

An underlying fund’s net cash investment in inverse floaters is significantly less than the value of the underlying municipal bonds. This creates leverage, which increases as the value of the floaters becomes greater in proportion to the value of the underlying municipal bonds.

2.	Effective November 1, 2013, the front-end sales charges applicable to purchases of Class A shares of the Fund will be reduced, with corresponding reductions in the dealer’s concessions related to those purchases. As of that date, the Fund’s maximum Class A share front-end sales charge will be reduced from 5.75% to 2.25%, with corresponding reductions at each breakpoint. In addition, as of that date, the Fund’s minimum investment for purchases of Class A shares without a front-end sales charge will be reduced from $1 million to $500,000 and the minimum Class A share purchase amount eligible for a dealer’s concession also will be reduced from $1 million to $500,000. In addition, you may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. Accordingly, effective November 1, 2013, references throughout the Statutory Prospectus and the Statement of Additional Information (“SAI”) to the Fund’s Class A share front-end sales charges or dealer’s concessions are amended to reflect the rates shown in the tables below.

Front-End Sales Charge — Class A Shares
Your Investment	Front-End Sales Charge as a % of Offering Price	Front-End Sales Charge as a % of Your Investment	To Compute Offering Price Divide NAV by	Maximum Dealer’s Concession as a % of Offering Price
Less than $100,000	2.25%	2.30%	.9775	2.00%
$100,000 to $249,999	1.75%	1.78%	.9825	1.50%
$250,000 to $499,999	1.25%	1.26%	.9875	1.00%
$500,000 and over	No Sales Charge	No Sales Charge	1.0000	†

† See “Dealer Concessions on Class A Share Purchases Without a Front-End Sales Charge.” Note: The above percentages may vary for particular investors due to rounding.

Dealer Concession Schedule — Class A Shares for Certain Purchases Without a Front-End Sales Charge
The dealer concession received is based on the amount of the Class A share investment as follows:
Class A Investments	Front-End Sales Charge*	Dealer’s Concession
$500,000 to $5 million	None	1.00%
Next $5 million above that	None	0.55%
Next $40 million above that	None	0.50%
Over $50 million	None	0.25%

* Class A shares purchased without a sales charge will be subject to a 1% CDSC if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls. For Alliance Arrangements involving financial intermediaries offering multiple fund families to retirement and benefit plans, the CDSC normally will be collected only when a plan effects a complete redemption of all or substantially all shares of all Lord Abbett Funds in which the plan is invested.

3.	Effective November 29, 2013, the Fund will change its name to “Lord Abbett Multi-Asset Global Opportunity Fund.” As of such date, all references to the “Fund” or to “Lord Abbett Global Allocation Fund,” as the context requires in the Statutory Prospectus and the SAI shall mean and refer to “Lord Abbett Multi-Asset Global Opportunity Fund.”

Please retain this document for your future reference.